Stock-Based Compensation (Details) - Schedule of weighted-average assumptions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of weighted-average assumptions [Line Items]
Risk-free interest rate	2.73%	0.79%
Expected term (in years)	6 years 11 months 26 days	6 years 18 days
Expected volatility	67.00%	42.10%
Dividend yield	0.00%	0.00%
Grant date fair value per share (in Dollars)	$ 3,190
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of weighted-average assumptions [Line Items]
Risk-free interest rate		1.39%
Expected term (in years)		9 years 21 days
Expected volatility		35.86%
Dividend yield		0.00%